PUTNAM
                                                 MONEY MARKET
                                                 FUND


[Artwork]


ANNUAL REPORT
September 30, 1995


[Putnam Logo]


Boston * London * Tokyo

PERFORMANCE HIGHLIGHTS

"In just five years, total assets of money funds have grown by
72%, and in the
not-too-distant future, assets should break the elusive $1
trillion barrier....
There are many factors contributing to asset growth. One of the most important has been the tremendous acceptance of money funds as a viable cash alternative to traditional market securities."

  -- IBC Money Market Insight, September 1995

Performance should always be considered in light of a fund's investment strate-gy. Putnam Money Market Fund is designed for investors seeking current income consistent with capital preservation, stable principal, and liquidity.

 FISCAL 1995 RESULTS AT A GLANCE
-----------------------------------------------------------------
-------------
                                          CLASS A    CLASS B
CLASS M*
 TOTAL RETURN:                              NAV        NAV
 NAV
-----------------------------------------------------------------
-------------
 (change in value during period
 plus reinvested earnings)
 12 months ended 9/30/95                   5.33%      4.80%
  --
-----------------------------------------------------------------
-------------
 10 months ended 9/30/95                     --         --
4.43%
-----------------------------------------------------------------
-------------
 DISTRIBUTIONS:                            NUMBER     INCOME
TOTAL
-----------------------------------------------------------------
-------------
 Class A                                     12     $0.052076
$0.052076
-----------------------------------------------------------------
-------------
 Class B                                     12      0.046941
0.046941
-----------------------------------------------------------------
-------------
 Class M*                                    10      0.043416
0.043416
-----------------------------------------------------------------
-------------
 CURRENT RETURN:                          CLASS A    CLASS B
CLASS M
-----------------------------------------------------------------
-------------
 End of period
 Current 7-day yield(1)                    5.21%      4.70%
5.06%
-----------------------------------------------------------------
-------------
 Current 30-day yield(1)                   5.24       4.69
5.26
-----------------------------------------------------------------
-------------
  Performance data represent past results and are no assurance of future per-
  formance and will differ for each share class. For performance over longer periods, see page 7. (1) The 7-day and 30-day yields are the two most common gauges for measuring money market mutual fund performance. An investment in the fund is neither insured nor guaranteed by the U.S.
government. There can
  be no assurance that the fund will be able to maintain a stable net asset va-
  lue of $1.00 per share.
* The fund began offering class M shares on 12/8/94.

FROM THE CHAIRMAN                                [Photograph of
George Putnam]
                                                 * (C) Karsh,
Ottawa

DEAR SHAREHOLDER:

PUTNAM MONEY MARKET FUND ENDS ONE FISCAL YEAR AND BEGINS ANOTHER
IN ONE OF THE
MOST LIVELY BOND MARKETS IN YEARS. INFLATION APPEARS TO HAVE
PEAKED
AT 3%, A
LOWER LEVEL THAN IN THE MID-1980S. WITH MODEST GROWTH, IT COULD
FALL
LOWER, MA-
KING REAL YIELDS EVEN MORE ATTRACTIVE THAN THEY ARE NOW.

THIS FAVORABLE ENVIRONMENT BELIES THE CHALLENGES YOUR FUND FACED
DURING THE 12
MONTHS ENDED SEPTEMBER 30, 1995, AS THE ECONOMY SLOWED AND
INTEREST
RATES
-- ESPECIALLY SHORT-TERM RATES -- BEGAN A DESCENT. THE DECLINE IN
SHORT-TERM RA-
TES WAS FORESHADOWED WHEN THE FEDERAL RESERVE BOARD OPTED NOT TO
ADJUST RATES
UPWARD IN FEBRUARY, THEN WAS CONFIRMED AS THE FED ACTUALLY
LOWERED RATES IN
JULY.

FUND MANAGER LINDSEY STRONG'S CHALLENGE IN THIS ENVIRONMENT WAS
TO STAY AHEAD
OF THE TREND, WHICH SHE DID BY EXTENDING THE AVERAGE MATURITY OF
THE SECURITIES
IN THE PORTFOLIO. SHE MADE THE MOVE BEFORE THE FED'S JULY RATE
CUT,
THUS HELPING
THE FUND MAINTAIN ITS COMPETITIVE EDGE. LINDSEY'S REPORT FOR
FISCAL
1995 AND HER
OUTLOOK FOR THE MONTHS AHEAD APPEAR ON THE FOLLOWING PAGES.

RESPECTFULLY YOURS,


GEORGE PUTNAM
CHAIRMAN OF THE TRUSTEES
NOVEMBER 15, 1995

* (C) Copyright

REPORT FROM THE FUND MANAGER
LINDSEY C. STRONG

The 12 months ended September 30, l995, marked another year of solid performance for Putnam Money Market Fund. Our challenge during the period was to manage the fund in an environment when the economy and the direction of interest rates changed course rather dramatically. Throughout the period, we maintained an ac-tive investment strategy of selecting high-quality short-term instruments for the portfolio, and this resulted in a steady stream of monthly income and a stable share price of $1.00 per share.

A CHANGED INVESTMENT ENVIRONMENT
During the last quarter of l994, economic growth remained strong and concerns about increased inflation dominated the financial markets. At that time, the
Federal Reserve Board's anti-inflation policy of periodically raising short-term interest rates was in full force. Even as the Fed was raising rates for the last time in February l995, the success of its anti-inflation policy was becoming apparent. The growth in gross domestic product (GDP) slowed from 5.1% during the fourth quarter of l994 to 2.8% during the first quarter of l995. During the se-cond quarter of l995, GDP declined to 0.50%. By early summer, recession fears began to mount, and in July, the Fed lowered short-term interest rates from
6.0% to 5.75%. Toward the end of the summer, leading economic indicators began to show signs of strength, and recession concerns abated. However, the Fed took no other action.

CAPITALIZING ON INTEREST-RATE MOVES
As interest rates fluctuated during the period, our strategy centered on maxi-mizing income while at the same time maintaining a high quality portfolio of securities. To this end, while interest rates were rising, we shortened the average maturity of the portfolio. This allowed us to take advantage of incre-mentally higher yields.

When it became apparent that rates were unlikely to rise further, we reversed our approach, seeking to lock in higher yields by lengthening the average matu-rity of the portfolio. Finally, toward the end of the fiscal year, as the direc-tion of interest rates became somewhat uncertain, we put the fund's average ma-turity in a more neutral position. It is no longer as short as it was very early in the period, nor is it as long as it was in the summer.

During the first six months of the fiscal year, a portion of your fund's invest-ments were in floating-rate securities. These were advantageous for the fund when interest rates were rising rapidly. Many of these securities matured by the end of March, and we replaced them with fixed-rate instruments. The fund benefited from the relatively high yields the fixed-rate securities offered, at a time when interest rates began to decline.

SECURITY SELECTION FOCUSED ON QUALITY
We continued to invest in traditional money market securities of the highest quality, such as certificates of deposit, commercial paper, and government agen-cy discount notes. For most of the period, supply was tight, particularly for securities with maturities in the six-months to one-year range. When issuers be-lieve that interest rates will decline, they tend to generate more

-----------------------------------------------------------------
--------------
PERFORMANCE COMPARISONS (9/30/95)
-----------------------------------------------------------------
--------------
                                                       CURRENT
RETURN*
PASSBOOK SAVINGS ACCOUNT                                    2.01%
TAXABLE MONEY MARKET FUND (7-DAY YIELD)                     5.35
3-MONTH CERTIFICATE OF DEPOSIT ("CD") (AS OF 9/21/95)       3.26
PUTNAM MONEY MARKET FUND (7-DAY YIELD)
CLASS A                                                     5.21
CLASS B                                                     4.70
CLASS M                                                     5.06
-----------------------------------------------------------------
--------------
  The net asset value of money market mutual funds is uninsured and designed to be fixed, while distributions vary daily. Investment returns will fluctuate.
  The principal value on passbook savings and bank CDs is generally insured up to certain limits by state and federal agencies. CDs, unlike money market funds which incur more risks, offer a fixed rate of return.
Unlike money mar-
  ket funds, early withdrawals from bank CDs may be subject to substantial pe-
  nalties.

* Sources: Bank of Boston (passbook savings), Bank Rate Monitor
(3-month CDs),
  IBC/Donaghue's Money Fund Report (taxable money market fund
7-day yield).

short-term (under six months) debt instruments. This allows them to issue addi-tional debt more cheaply when rates decline.

As always, our strict standards for investing in any security remained intact.
Every holding at the time of acquisition must be rated by two or more nationally recognized rating services and receive at least two ratings within the top two categories. If the security has been rated by only one service, its rating must be within the service's top two categories.

OUR OUTLOOK
Going forward, we will be monitoring the economic environment very carefully.
Because the Fed seems to have achieved its goal of low inflation and a slowly growing economy, we believe interest rates could decline modestly in the months ahead. However, we do not expect to see extremely steep declines in rates such as the ones we experienced in l993.

Because your fund's average maturity is relatively neutral, we believe it is well positioned to generate a relatively high amount of income even if rates decline. In the months ahead, we will continue to seek a competitive amount of income by investing in a well-diversified portfolio of traditional money market instruments and, as always, maintaining our emphasis on stability of principal, high quality, and liquidity.

The views expressed in this report are exclusively those of Putnam Management, and are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/95, there is no guarantee the fund will continue to hold these securities in the future.

PERFORMANCE SUMMARY

This section provides, at a glance, information about your fund's performance.
Total return shows how the value of the fund's shares changed over time, assum-ing you held the shares through the entire period and reinvested all distribu-tions back into the fund.

TOTAL RETURN FOR PERIODS ENDED 9/30/95
-----------------------------------------------------------------
--------------
                                                        LIPPER
  CONSUMER
               CLASS A       CLASS B       CLASS M   MONEY MARKET
    PRICE
                 NAV      NAV      CDSC      NAV      FUND INDEX
    INDEX
-----------------------------------------------------------------
--------------
1 year          5.33%    4.80%    -0.21%      --         5.37%
     2.54%
-----------------------------------------------------------------
--------------
5 years        23.14       --        --       --        23.81
    15.45
Annual average  4.25       --        --       --         4.36
     2.91
-----------------------------------------------------------------
--------------
10 years       74.15       --        --       --        76.43
    41.46
Annual average  5.70       --        --       --         5.84
     3.53
-----------------------------------------------------------------
--------------
Life of class B   --    11.24      8.24       --        13.33
     9.82
Annual average    --     3.15      2.34       --         3.73
     2.77
-----------------------------------------------------------------
--------------
Life of class M   --       --        --     4.43%        4.59
     2.34
-----------------------------------------------------------------
--------------
Fund performance data do not take into account any adjustment for taxes payable on reinvested distributions. The fund began operations on 10/1/76, offering sha-res now known as class A. The fund began offering class B shares on 4/27/92 and class M on 12/8/94. Performance data represents past results and are not indica-tive of future returns. Investment returns will fluctuate. An investment in the fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the fund will be able to maintain a stable net asset value of
$1.00 per share.

TERMS AND DEFINITIONS

CLASS A SHARES generally are fund shares purchased with an initial sales charge.
In the case of your fund, which has no sales charge, the reference is to shares purchased or acquired through the exchange of class A shares from another Putnam fund. Exchange of your fund's class A shares into another fund may involve a sa-les charge, however.

CLASS B SHARES generally are fund shares purchased with no initial sales charge but subject to a contingent deferred sales charge (CDSC) upon redemption. How-ever, class B shares of your fund can be acquired only through exchange of class
B shares from another fund or purchased by certain systematic plan shareholders.
A contingent deferred sales charge is a charge applied at the time of redemption of class B shares and assumes redemption at the end of the period. The CDSC schedule will vary depending on whether the shares were acquired through exchan-ge or through a systematic investment plan purchase. Consult your prospectus for details.

CLASS M SHARES generally have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption. In the case of your fund, which has no sales charge, exchange of your fund's class M shares into another fund may involve a sales charge, however.

NET ASSET VALUE (NAV) is the value of all fund assets, minus liabilities, divi-ded by the number of outstanding shares. It does not include any initial or con-tingent deferred sales charge.

COMPARATIVE BENCHMARKS

LIPPER MONEY MARKET FUND INDEX, is an equally-weighted average reflecting per-formance of the 30 largest money market funds tracked by Lipper, analytical services.

CONSUMER PRICE INDEX (CPI) is a commonly used measure of inflation; it does not represent an investment return.

PUTNAM GROWTH FUNDS
Asia Pacific Growth Fund                  Capital Appreciation
Fund*
Diversified Equity Trust                  Europe Growth Fund
Global Growth Fund                        Health Sciences Trust
International New Opportunities Fund      Investors Fund
Natural Resources Trust                   New Opportunities Fund
OTC Emerging Growth Fund                  Overseas Growth Fund
Vista Fund                                Voyager Fund
Voyager Fund II**

PUTNAM GROWTH AND INCOME FUNDS
Balanced Retirement Fund                  Convertible
Income-Growth Trust
Equity Income Fund                        The George Putnam Fund
of Boston
The Putnam Fund for Growth and Income     Growth and Income Fund
II
Utilities Growth and Income Fund

PUTNAM INCOME FUNDS
Adjustable Rate U.S. Government Fund      American Government
Income Fund
Diversified Income Trust                  Federal Income Trust
Global Governmental Income Trust          High Yield Advantage
Fund
High Yield Trust                          Income Fund
Intermediate U.S. Government Income Fund Preferred Income Fund U.S. Government Income Trust

PUTNAM TAX-FREE INCOME FUNDS
Intermediate Tax Exempt Fund              Municipal Income Fund
Tax Exempt Income Fund                    Tax-Free High Yield
Fund
Tax-Free Insured Fund
STATE TAX-FREE INCOME FUNDS+
Arizona, California, Florida, Massachusetts, Michigan,
Minnesota, New Jersey, New York, Ohio, and Pennsylvania

LIFESTAGE(SM) FUNDS
Putnam Asset Allocation Funds -- three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments to help maximize your return and reduce your risk.
The three portfolios:
Putnam Asset Allocation: Balanced Portfolio
Putnam Asset Allocation: Conservative Portfolio
Putnam Asset Allocation: Growth Portfolio

MOST CONSERVATIVE INVESTMENTS++

PUTNAM MONEY MARKET FUNDS:
California Tax Exempt Money Market Fund
Money Market Fund
New York Tax Exempt Money Market Fund
Tax Exempt Money Market Fund

*** CDS AND SAVINGS ACCOUNTS

  * Temporarily closed to new investors.
 ** Formerly Putnam Growth Fund.
  +     Not available in all states.
 ++     Relative to above.
*** Not offered by Putnam Investments. Certificates of deposit offer a fixed rate of return and may be insured, up to certain limits, by federal/state agencies. Savings accounts may also be insured up to certain limits.

     Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, in-
     cluding charges and expenses. Read it carefully before you invest or send money.

REPORT OF INDEPENDENT ACCOUNTANTS
For the fiscal year ended September 30, 1995

To the Trustees and Shareholders of
Putnam Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Money Market Fund
("the fund"), at September 30, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial state-ments and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to ex-press an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the account-ing principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 1995 by correspon-dence with the custodian, provide a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
Boston, Massachusetts
November 10, 1995

PORTFOLIO OF INVESTMENTS OWNED
September 30, 1995

COMMERCIAL PAPER (82.1%)*

PRINCIPAL AMOUNT                                 MATURITY DATE
      VALUE
DOMESTIC (54.1%)
-----------------------------------------------------------------
--------------
$25,000,000 AESBarbers Point Inc. 6.05s (Bank of
            America Letter of Credit (LOC)            10/27/95  $
 24,888,778
 15,000,000 American Telephone & Telegraph
            Co. 5.57s                                  12/1/95
 14,853,788
 17,055,000 Bank of New York 5.73s                    10/16/95
 17,008,852
 25,000,000 Bell Atlantic Financial Services 5.72s    10/24/95
 24,900,694
 30,000,000 Bell Atlantic Financial Services 5.71s    10/19/95
 29,904,833
  5,000,000 Ciesco Inc. 6.05s                          11/7/95
  4,967,229
 50,000,000 Ciesco Inc 5.70s                          10/31/95
 49,932,426
  5,000,000 Corporate Asset Funding Co. Inc. 6.17s    10/24/95
  4,978,576
 15,000,000 Corporate Asset Funding Co. Inc. 5.72s     11/3/95
 14,916,583
 20,600,000 Corporate Asset Funding Co. Inc. 5.68s     11/6/95
 20,476,492
 20,000,000 Corporate Asset Funding Co. Inc. 5.68s    10/18/95
 19,940,044
 35,000,000 Delaware Funding Corp. 5.65s              11/20/95
 34,714,361
 20,000,000 Ford Motor Credit Co. 5.72s               10/23/95
 19,923,733
 35,000,000 Ford Motor Credit Co. 5.71s                10/5/95
 34,966,692
 22,800,000 General Electric Capital Corp. 5.74s      10/12/95
 22,752,741
 25,000,000 General Electric Capital Corp. 5.65s      11/20/95
 24,795,972
 25,000,000 General Motors Acceptance Corp. 5.80s     10/30/95
 24,875,139
 25,000,000 General Motors Acceptance Corp. 5.78s      10/2/95
 24,987,958
 40,000,000 Heller Financial Inc. 5.68s                11/2/95
 39,785,422
 35,000,000 Household Financial Co. 5.70s              11/9/95
 34,772,792
 20,000,000 IBMCredit Corp. 5.74s                     10/20/95
 19,933,033
 20,000,000 IBMCredit Corp. 5.72s                      11/8/95
 19,872,889
 10,000,000 Metlife Funding Inc. 5.72s                10/16/95
  9,972,989
 10,000,000 Nationsbank Corp. 5.91s                    11/8/95
  9,934,333
 30,000,000 Nationsbank Corp. 5.655s                    3/4/96
 29,260,138
 40,000,000 New Center Asset Trust, 5.76s              10/5/95
 39,961,600
 15,000,000 New Center Asset Trust, 5.74s             10/18/95
 14,954,558
 20,000,000 Preferred Receivables Funding Corp. 5.75s  10/3/95
 19,987,222
 20,000,000 Preferred Receivables Funding Corp. 5.73s 10/25/95
 19,917,233
 14,650,000 Preferred Receivables Funding Corp. 5.73s 10/20/95
 14,601,032
 35,000,000 Sears Roebuck Acceptance Corp. 5.75s      10/17/95
 34,899,375
 15,000,000 Sears Roebuck Acceptance Corp. 5.72s      10/23/95
 14,942,800
 25,000,000 Sheffield Receivables Corp. 5.74s         10/16/95
 24,932,236
 25,000,000 Sheffield Receivables Corp. 6.18s          10/4/95
 24,980,069

----------------
                                                                $
786,492,612

PRINCIPAL AMOUNT                                 MATURITY DATE
      VALUE
FOREIGN (28.0%)
-----------------------------------------------------------------
--------------
$22,500,000 Abbey National PLC, 5.67s                  1/16/96  $
 22,118,500
 30,000,000 Abbey National PLC, 5.67s                 11/15/95
 29,777,925
 40,000,000 ABN Amro, 5.57s                             4/5/96
 38,830,300
 10,000,000 ABN Amro, 5.55s                            12/22/95
   9,870,500
 45,000,000 Bank of Nova Scotia 5.65s                 10/19/95
 44,858,750
 15,550,000 Cofco Credit 5.69s (Credit Suisse LOC)    11/17/95
 15,429,570
 15,000,000 Commonwealth Bank of Australia 5.53s       3/15/96
 14,612,900
 15,000,000 Cosco Credit 5.67s (Credit Suisse LOC)    11/30/95
 14,853,525
 10,000,000 Fundex Corp. 5.84s (Sumitomo Bank LOC)    10/10/95
  9,982,156
 15,000,000 Maguire/Thomas Partners, 5.80s (Sumitomo
            Bank LOC)                                  10/3/95
 14,990,333
 25,000,000 National Australia Funding 5.57s           12/1/95
 24,756,312
  6,725,000 Omnicom Finance 5.73s (Swiss Bank LOC)    10/31/95
  6,690,747
 20,000,000 Omnicom Finance 5.73s (Swiss Bank LOC)    10/20/95
 19,933,150
 15,000,000 Pemex Capital Inc. 5.67s (Swiss Bank LOC) 10/17/95
 14,957,475
 20,615,000 Queensland Alumina, Ltd. 5.70s (Credit
            Swiss LOC)                                11/21/95
 20,442,006
 20,000,000 Societe General 5.61s                     12/20/95
 19,744,433
 26,000,000 Societe General 5.54s                      3/22/96
 25,299,806
 60,000,000 Union Bank of Switzerland 6.5s             10/2/95
 59,989,167

----------------
                                                               $
407,137,555

----------------
            TOTAL COMMERCIAL PAPER
            (cost $1,193,630,167)
$1,193,630,167

U.S. GOVERNMENT & AGENCY OBLIGATIONS (3.3%)*

PRINCIPAL AMOUNT                                 MATURITY DATE
      VALUE
-----------------------------------------------------------------
--------------
$25,000,000 Federal Home Loan Mortgage Corp. 6.00s     1/16/96  $
 24,545,833
 25,000,000 Federal National Mortgage Association
            Discount Notes, 5.48s                      4/12/96
 24,254,111

----------------
            TOTAL U.S. GOVERNMENT & AGENCY
            Obligations (cost $48,799,944)                      $
 48,799,944

BANK NOTES (4.8%)*

PRINCIPAL AMOUNT                                 MATURITY DATE
      VALUE
-----------------------------------------------------------------
--------------
$10,000,000 Bank of America 5.75s                     10/20/95  $
 10,000,252
 10,000,000 First National Bank of Boston, 6.32s      10/10/95
 10,000,000
 25,000,000 Morgan Guaranty Trust Co. 5.95s            7/18/96
 25,000,000
 25,000,000 Morgan Guaranty Trust Co. 5.75s             8/7/96
 24,995,250

----------------
            TOTAL BANK NOTES (cost $69,995,502)                 $
 69,995,502

CERTIFICATES OF DEPOSIT (6.9%)*

PRINCIPAL AMOUNT                                 MATURITY DATE
      VALUE
-----------------------------------------------------------------
--------------
$30,000,000 Bayerische Lanesbank 5.75s                 11/2/95  $
 30,000,000
 40,000,000 Royal Bank of Canada 6.24s                10/31/95
 40,050,024
 10,000,000 Royal Bank of Canada 5.65s                 3/15/96
  9,996,535
  5,000,000 Societe Generale 6.18s                     11/6/94
  5,004,050
 15,000,000 Swiss Bank Corp. 5.72s                     3/25/96
 14,996,315

----------------
            TOTAL CERTIFICATES OF DEPOSIT
            (cost $100,046,924)                                 $
100,046,924

REPURCHASE AGREEMENT (5.4%)* (cost $79,115,120)
PRINCIPAL AMOUNT
      VALUE
-----------------------------------------------------------------
--------------
$79,087,000 Interest in $234,608,000 with joint repurchase
            agreement dated September 29, 1995 with
            Lehman Brothers, Inc., due October 2, 1995
            with respect to various U.S. Treasury obligations
            -- maturity value of $79,129,180 for an effective
            yield of 6.40%                                      $
 79,115,120
-----------------------------------------------------------------
--------------
            TOTAL INVESTMENTS (cost $1,491,587,657)***
$1,491,587,657
-----------------------------------------------------------------
--------------

NOTES
  * Percentages indicated are based on net assets of
$1,454,613,466, which co-
    rresponds to a net asset value per share of $1.00 per class
A, class B and
    class M shares.
*** The aggregate identified cost on a tax basis is the same.
    Percent of total net assets invested in foreign countries at
September 30,
    1995:
                         Switzerland     11.5%
                         Canada           6.5%
                         United Kingdom   3.6%
                         France           3.4%
                         Netherlands      3.3%
                         Australia        2.7%
                         Germany          2.1%
                         Japan            1.8%

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1995

ASSETS
-----------------------------------------------------------------
--------------
Investments in securities, at amortized cost (Note 1)
$1,491,587,657
-----------------------------------------------------------------
--------------
Cash
        552
-----------------------------------------------------------------
--------------
Interest and other receivables
  2,108,953
-----------------------------------------------------------------
--------------
Receivable for shares of the fund sold
 24,713,679
-----------------------------------------------------------------
--------------
TOTAL ASSETS
1,518,410,841

LIABILITIES
-----------------------------------------------------------------
--------------
Payable for shares of the fund repurchased
 61,163,147
-----------------------------------------------------------------
--------------
Distributions payable to shareholders
    647,591
-----------------------------------------------------------------
--------------
Payable for compensation of Manager (Note 2)
    831,669
-----------------------------------------------------------------
--------------
Payable for administrative services (Note 2)
      6,851
-----------------------------------------------------------------
--------------
Payable for compensation of Trustees (Note 2)
      1,019
-----------------------------------------------------------------
--------------
Payable for distribution fees (Note 2)
    107,103
-----------------------------------------------------------------
--------------
Payable for investor servicing and custodian fees (Note 2)
    861,604
-----------------------------------------------------------------
--------------
Other accrued expenses
    178,391
-----------------------------------------------------------------
--------------
TOTAL LIABILITIES
 63,797,375
-----------------------------------------------------------------
--------------
NET ASSETS
$1,454,613,466

REPRESENTED BY
-----------------------------------------------------------------
--------------
Paid-in capital (Note 4)
$1,454,613,466
-----------------------------------------------------------------
--------------
Net asset value, offering and redemption price per class A share ($1,189,639,582 divided by 1,189,639,582 shares)*
      $1.00
-----------------------------------------------------------------
--------------
Net asset value and offering price per class B share ($256,533,435 divided by 256,533,435 shares)**
      $1.00
-----------------------------------------------------------------
--------------
Net asset value, offering and redemption price per class M share ($8,440,449 divided by 8,440,449 shares)*
      $1.00
-----------------------------------------------------------------
--------------
 * Offered at net asset value.
** Class B shares are available only by exchange of class B shares from other
   Putnam funds and to certain systematic investment plan investors. The appli-
   cable contingent deferred sales charge will depend upon the fund from which you exchanged.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
For the year ended September 30, 1995

INTEREST INCOME:
$81,328,984
-----------------------------------------------------------------
--------------

EXPENSES:
-----------------------------------------------------------------
--------------
Compensation of Manager (Note 2)
  4,812,695
-----------------------------------------------------------------
--------------
Investor servicing and custodian fees (Note 2)
  3,001,694
-----------------------------------------------------------------
--------------
Compensation of Trustees (Note 2)
     37,388
-----------------------------------------------------------------
--------------
Reports to shareholders
    189,896
-----------------------------------------------------------------
--------------
Auditing
     36,646
-----------------------------------------------------------------
--------------
Legal
     37,993
-----------------------------------------------------------------
--------------
Registration fees
    314,376
-----------------------------------------------------------------
--------------
Postage
    156,827
-----------------------------------------------------------------
--------------
Administrative services (Note 2)
     29,760
-----------------------------------------------------------------
--------------
Distribution fees -- class B (Note 2)
  1,207,547
-----------------------------------------------------------------
--------------
Distribution fees -- class M (Note 2)
      3,588
-----------------------------------------------------------------
--------------
Other
     26,504
-----------------------------------------------------------------
--------------
Total expenses
  9,854,914
-----------------------------------------------------------------
--------------
Fees paid indirectly (Note 2)
     (8,545)
-----------------------------------------------------------------
--------------
Net expenses
  9,846,369
-----------------------------------------------------------------
--------------
Net investment income
 71,482,615
-----------------------------------------------------------------
--------------
Net increase in net assets resulting from operations
$71,482,615
-----------------------------------------------------------------
--------------

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                     FOR THE
ELEVEN MONTHS
                                                  YEAR ENDED
      ENDED
                                                SEPTEMBER 30
SEPTEMBER 30
                                                        1995
       1994
-----------------------------------------------------------------
--------------
INCREASE IN NET ASSETS
-----------------------------------------------------------------
--------------
Operations:
-----------------------------------------------------------------
--------------
Net investment income                            $71,482,615
$30,937,217
-----------------------------------------------------------------
--------------
Net realized gain on investment transactions              --
         42
-----------------------------------------------------------------
--------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                   71,482,615
 30,937,259
-----------------------------------------------------------------
--------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                      (59,886,945)
(27,575,242)
    Class B                                      (11,472,948)
 (3,361,975)
    Class M                                         (122,722)
         --
-----------------------------------------------------------------
--------------
  Net realized gain on investments
    Class A                                               --
        (40)
    Class B                                               --
         (2)
-----------------------------------------------------------------
--------------
Increase from capital share transactions
(Note 4)                                         159,255,295
685,660,213
-----------------------------------------------------------------
--------------
TOTAL INCREASE IN NET ASSETS                     159,255,295
685,660,213
-----------------------------------------------------------------
--------------
NET ASSETS
-----------------------------------------------------------------
--------------
Beginning of year                              1,295,358,171
609,697,958
-----------------------------------------------------------------
--------------
END OF YEAR                                   $1,454,613,466
$1,295,358,171
-----------------------------------------------------------------
--------------

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                         DECEMBER 8, 1994
                            (COMMENCEMENT
FOR THE ELEVEN
                        OF OPERATIONS) TO        YEAR ENDED
MONTHS ENDED       YEAR
ENDED
                             SEPTEMBER 30      SEPTEMBER 30
SEPTEMBER 30       OCTOBER
31
                                     1995              1995
      1994             1993
-----------------------------------------------------------------
-------------------------------------------------
----------------
                                  CLASS M
             CLASS B
-----------------------------------------------------------------
-------------------------------------------------
----------------
Net investment income              $.0434            $.0469
    $.0251           $.0195
-----------------------------------------------------------------
-------------------------------------------------
----------------
Net realized gain on investments       --                --
        --               --
-----------------------------------------------------------------
-------------------------------------------------
----------------
TOTAL FROM INVESTMENT OPERATIONS    .0434             .0469
     .0251
 .0195
-----------------------------------------------------------------
-------------------------------------------------
----------------
TOTAL DISTRIBUTIONS:              $(.0434)          $(.0469)
   $(.0251)         $(.0195)
-----------------------------------------------------------------
-------------------------------------------------
----------------
TOTAL INVESTMENT RETURN AT
NET ASSET VALUE (%) (a)              4.43(b)           4.80
      2.54(b)          1.98
-----------------------------------------------------------------
-------------------------------------------------
----------------
NET ASSETS, END OF PERIOD
(in thousands)                     $8,440          $256,533
  $194,187          $22,777
-----------------------------------------------------------------
-------------------------------------------------
----------------
Ratio of expenses to average
net assets (%) (c)                    .67(b)           1.12
      1.03(b)          1.20
-----------------------------------------------------------------
-------------------------------------------------
----------------
Ratio of net investment income
to average net assets (%)            4.29(b)           4.75
      2.77(b)          1.98
-----------------------------------------------------------------
-------------------------------------------------
----------------

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) Not annualized.
(c) The ratio of expenses to average net assets for the year ended September 30, 1995 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (see
Note 2).

FINANCIAL HIGHLIGHTS (Continued)
(For a share outstanding throughout the period)
                           APRIL 27, 1992
                            (COMMENCEMENT
FOR THE ELEVEN
                        OF OPERATIONS) TO        YEAR ENDED
MONTHS ENDED
                               OCTOBER 31      SEPTEMBER 30
SEPTEMBER 30
YEAR ENDED OCTOBER 31
                                     1992              1995
      1994             1993            1992
1991
-----------------------------------------------------------------
-------------------------------------------------
----------------

                      CLASS A
-----------------------------------------------------------------
-------------------------------------------------
----------------
Net investment income              $.0151           $0.0521
    $.0299           $.0246          $0.353
         $.0598
-----------------------------------------------------------------
-------------------------------------------------
----------------
Net realized gain on investments       --                --
        --               --              --
 .0001
-----------------------------------------------------------------
-------------------------------------------------
----------------
TOTAL FROM INVESTMENT OPERATIONS    .0151            0.0521
     .0299
 .0246           .0353             .0599
-----------------------------------------------------------------
-------------------------------------------------
----------------
TOTAL DISTRIBUTIONS:              $(.0151)          $(.0521)
   $(.0299)         $(.0246)
$(.0353)          $(.0599)
-----------------------------------------------------------------
-------------------------------------------------
----------------
TOTAL INVESTMENT RETURN AT
NET ASSET VALUE (%) (a)              1.52(b)           5.33
      3.03(b)          2.49
3.58              6.16
-----------------------------------------------------------------
-------------------------------------------------
----------------
NET ASSETS, END OF PERIOD
(in thousands)                     $2,864        $1,189,640
$1,101,171         $586,920        $839,185
        $684,987
-----------------------------------------------------------------
-------------------------------------------------
----------------
Ratio of expenses to average
net assets (%) (c)                    .70(b)            .62
       .58(b)           .70             .86
 .77
-----------------------------------------------------------------
-------------------------------------------------
----------------
Ratio of net investment income
to average net assets (%)            1.50(b)           5.23
      3.03(b)          2.48            3.56
   6.04
-----------------------------------------------------------------
-------------------------------------------------
----------------

NOTES TO FINANCIAL STATEMENTS
September 30, 1995

NOTE 1
SIGNIFICANT ACCOUNTING POLICIES

Putnam Money Market Fund (the "fund"), is registered under the Investment Compa-ny Act of 1940, as amended as a diversified, open-end management investment com-pany. The fund seeks current income consistent with preservation of capital and maintenance of liquidity. The fund achieves its objective by investing in a portfolio of high-grade short-term obligations. The fund may invest up to 100% of its assets in the banking industry and in commercial paper and short-term corporate obligations of issuers in the personal credit institution and business credit industries.

The fund offers class A, class B and class M shares. The fund commenced its pu-blic offering of class M shares on 12/8/94. Each class of shares is sold without a front-end sales charge. Class B shares are offered only in exchange for class
B shares of other Putnam funds, or purchased by certain systematic shareholders.
Shareholders are subject to the same contingent deferred sales charge schedule as the fund from which they were exchanged. Class B shares pay an ongoing dis-tribution fee, and are subject to a contingent deferred sales charge if the sha-res are redeemed within six years of purchase (including any holding period of the shares in another Putnam fund). Class M shares pay an ongoing distribution fee but are not subject to a contingent deferred sales charge. Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to class B and class M shares). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would recei-ve their pro-rata share of the net assets of the fund, if the fund were liquida-ted. In addition, the Trustees declare separate dividends on each class of sha-res.

The following is a summary of significant accounting policies consistently fo-llowed by the fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A) SECURITY VALUATION The valuation of the fund's portfolio instruments is de-termined by means of the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is de-termined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) SECURITY TRANSACTIONS Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

C) JOINT TRADING ACCOUNT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with cash of other registered investment companies managed by Putnam Investment Management, Inc., ("Putnam
Management"), the fund's
manager, a wholly-owned subsidiary of Putnam Investments, Inc.
and certain other
accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

D) REPURCHASE AGREEMENTS The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

E) FEDERAL TAXES It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid im-position of any excise tax under Section 4982 of the Internal Revenue Code of
1986. Therefore, no provision has been made for federal and excise taxes on in-come and capital gains.

F) INTEREST INCOME AND DISTRIBUTIONS TO SHAREHOLDERS Interest is recorded on the accrual basis. Income dividends (and distributions of capital gains, if any) are recorded daily by the fund and are distributed monthly to the shareholders. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS

Compensation of Putnam Management, for management and investment advisory servi-ces is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.5% of the first $100 million of average net assets 0.4% of the next $100 million. 0.35% of the next $300 million, 0.325% of the next $500 million, and 0.3% of any amount over $1 billion, subject under current law to reduction in any year to the extent that expenses (exclusive of distribution fees, brokerage, interest, taxes, and credits allowed by Putnam Fi-duciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments,
Inc.) of the fund exceed 2.5% of the first $30 million of average net assets,
2.0% of the next $70 million and 1.5% of any amount over $100 million and by the amount of certain brokerage commissions and fees (less expenses) received by affiliates of Putnam Management on the fund's portfolio transactions.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative ser-vices to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Trustees of the fund receive an annual Trustee's fee of $2,340 and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive addi-tional fees for attendance at certain committee meetings.

During the year ended September 30, 1995, the fund adopted a Trustee Fee Defe-rral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in the fund or in other Putnam funds until distribution in accordance with the Plan.

Custodial functions for the funds assets are provided by PFTC.
Investor servi-
cing agent functions are provided by Putnam Investor Services, a division of
PFTC.

For the year ended September 30, 1995, fund expenses were reduced by $8,545 un-
der expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the offset arrangements in an income-producing asset if it had not entered into such arran-gements.

The fund has adopted distribution plans (the "Plans") with respect to its class
B and class M shares pursuant to Rule 12b-1 under the Investment
Company Act of
1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to
0.75% and 1.00% of average net assets attributable to class B and class M sha-res, respectively. The Trustees have approved payment by the fund at an annual rate of 0.50% and 0.15% of the average net assets attributable to class B and class M shares, respectively.

For the year ended September 30, 1995, Putnam Mutual Funds Corp., acting as un-derwriter received net commissions of $1,812,421 from the sale of class B sha-res. There was $2,224,454 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares acquired through an exchange from another fund.
For the year ended September 30, 1995, Putnam Mutual Funds Corp., acting as un-derwriter received $103,197 on class A redemptions.

NOTE 3
PURCHASES AND SALES OF SECURITIES

During the year ended September 30, 1995, purchases and sales (including matu-rities) of investment securities (all short-term obligations) aggregated
$37,769,563,771 and $37,593,537,365, respectively. In determining the net gain
or loss on securities sold, the cost of securities has been determined on the identified cost basis.

NOTE 4
CAPITAL SHARES

At September 30, 1995, there was an unlimited number of shares of beneficial interest authorized divided into three classes of shares, class
A, class B and
class M capital shares. Transactions in capital shares, at a constant net asset value of $1.00 per share, were as follows:

     ELEVEN
                                                 YEAR
     MONTHS
                                                ENDED
      ENDED
                                             SEPT. 30
   SEPT. 30
CLASS A                                          1995
       1994
-----------------------------------------------------------------
--------------
Shares sold                             4,779,510,741
3,501,703,378
-----------------------------------------------------------------
--------------
Shares issued in connection with
reinvestment of distributions              54,658,336
 26,366,112
-----------------------------------------------------------------
--------------
                                        4,834,169,077
3,528,069,490
-----------------------------------------------------------------
--------------
Shares repurchased                     (4,745,700,888)
(3,013,818,559)
-----------------------------------------------------------------
--------------
NET INCREASE                              $88,468,189
$514,250,931
-----------------------------------------------------------------
--------------

     ELEVEN
                                                 YEAR
     MONTHS
                                                ENDED
      ENDED
                                             SEPT. 30
   SEPT. 30
CLASS B                                          1995
       1994
-----------------------------------------------------------------
--------------
Shares sold                             1,012,064,608
652,248,469
-----------------------------------------------------------------
--------------
Shares issued in connection with
reinvestment of distributions               9,599,944
  2,975,467
-----------------------------------------------------------------
--------------
                                        1,021,664,552
655,223,936
-----------------------------------------------------------------
--------------
Shares repurchased                       (959,317,895)
(483,814,654)
-----------------------------------------------------------------
--------------
NET INCREASE                              $62,346,657
$171,409,282
-----------------------------------------------------------------
--------------

For the period

December 8, 1994

(commencement of

operations) to

September 30
Class M
       1995
-----------------------------------------------------------------
--------------
Shares sold
 16,449,326
-----------------------------------------------------------------
--------------
Shares issued in connection with reinvestment of distributions
    109,559
-----------------------------------------------------------------
--------------

 16,558,885
-----------------------------------------------------------------
--------------
Shares repurchased
 (8,118,436)
-----------------------------------------------------------------
--------------
NET INCREASE
 $8,440,449
-----------------------------------------------------------------
--------------

RESULTS OF JULY 13, 1995 SHAREHOLDER MEETING

A special meeting of the shareholders of the fund was held on July 13, 1995.
At the meeting, each of the nominees for Trustees was elected, as follows:

                                                VOTES FOR
VOTES WITHHELD
Jameson Adkins Baxter                         745,602,377
 19,415,176
Hans H. Estin                                 745,503,771
 19,513,782
John A. Hill                                  745,741,495
 19,276,058
Elizabeth T. Kennan                           745,524,628
 19,492,925
Lawrence J. Lasser                            744,885,952
 20,131,601
Robert E. Patterson                           745,340,830
 19,676,723
Donald S. Perkins                             745,257,267
 19,760,286
William F. Pounds                             745,661,514
 19,356,039
George Putnam                                 745,342,018
 19,675,535
George Putnam, III                            744,721,668
 20,295,885
Eli Shapiro                                   744,622,482
 20,395,071
A.J.C. Smith                                  744,777,019
 20,240,534
W. Nicholas Thorndike                         745,332,085
 19,685,468

A proposal to ratify the selection of Price Waterhouse LLP as auditors for the fund was approved as follows: 724,625,524 votes for, and 11,416,782 votes against, with 28,975,247 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction on investments in restricted securities was approved as follows:
594,233,264 votes for, and 120,252,071 votes against, with 50,532,218 absten-
tions and broker non-votes. A proposal to amend the fund's fundamental invest-ment restriction regarding investment in a class of single issuer's securities was approved as follows:604,455,381 votes for, and 108,931,028 votes against, with 51,631,144 abstentions and broker non-votes.

All tabulations have been rounded to the nearest whole number.

FEDERAL TAX INFORMATION (UNAUDITED)

The form 1099 you receive in January 1996 will show the tax status of all dis-tributions paid to your account in calendar 1995.

FUND INFORMATION

INVESTMENT MANAGER
Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES
Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN
Putnam Fiduciary Trust Company

LEGAL COUNSEL
Ropes & Gray

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP

TRUSTEES
George Putnam, Chairman                   William F. Pounds, Vice
Chairman
Jameson Adkins Baxter                     Hans H. Estin
John A. Hill                              Elizabeth T. Kennan
Lawrence J. Lasser                        Robert E. Patterson
Donald S. Perkins                         George Putnam, III
Eli Shapiro                               A.J.C. Smith
W. Nicholas Thorndike

OFFICERS
George Putnam                             Charles E. Porter
President                                 Executive Vice
President

Patricia C. Flaherty                      Lawrence J. Lasser
Senior Vice President                     Vice President

Gordon H. Silver                          Gary N. Coburn
Vice President                            Vice President

William F. McGue                          Lindsey C. Strong
Vice President                            Vice President and Fund
Manager

William N. Shiebler                       John R. Verani
Vice President                            Vice President

Paul M. O'Neil                            John D. Hughes
Vice President                            Vice President and
Treasurer

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam
Money Market Fund.
It may also be used as sales literature when preceded or accompanied by the cu-rrent prospectus, which gives details of sales charges, investment objectives and operating policies of the fund, and the most recent copy of Putnam's Quar-terly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581.

SHARES OF MUTUAL FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR EN-
DORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE
FEDERAL
DEPOSIT
INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY
OTHER AGENCY,
AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL
AMOUNT
INVESTED.

---------------
PUTNAM INVESTMENTS                                      Bulk Rate
                                                        U.S.
Postage
THE PUTNAM FUNDS                                        PAID
One Post Office Square                                  Putnam
Boston, Massachusetts 02109
Investments

---------------







20983-010/879/534     11/95

APPENDIX TO FORM N-30D FILINGS TO DESCRIBE DIFFERENCES BETWEEN
PRINTED AND
EDGAR-FILED TEXTS:

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     columnar headings and symbols are displayed differently in this filing.

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 (6) The copyright symbol has been replaced by (C).

 (7) The registered mark symbol has been replaced by (R).

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 (9) The double dagger symbol has been replaced by ++

(10) The triple dagger symbol has been replaced by +++

(11) The section symbol has been replaced by ^

(12) The double section symbol has been replaced by ^^

(13) The trile section symbol has been replaced by ^^^